Subsequent Event (Details) - Subsequent Event [Member] $ in Millions		1 Months Ended
	Jan. 25, 2021	Feb. 28, 2021 item	Jan. 31, 2021 USD ($) Vote shares
Full Jet
Subsequent Event [Line Items]
Equity interest acquired		100.00%
Number of times | item		12.5
Percentage of consideration consist of cash payment		50.00%
Period for deferred payment		3 years
iClick
Subsequent Event [Line Items]
Percentage of interest of total outstanding shares	4.00%
Percentage of interest of voting equity	10.00%
iClick | Class B ordinary shares
Subsequent Event [Line Items]
Number of shares subscribed			649,349
Subscription price | $			$ 17.2
Number of votes per share | Vote			20
iClick | ADS
Subsequent Event [Line Items]
Number of shares subscribed			2,471,468
Subscription price | $			$ 32.8
iClick | Class A ordinary shares
Subsequent Event [Line Items]
Number of votes per share | Vote			1
Number of ADS per share			2